Consolidated Statement of Cash flows (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ 1,913,451	$ 19,554,198	$ 16,180,949
Net changes in operating assets & liabilities:
Net cash used in operating activities		6,759,303	12,024,498	14,654,090
Cash flows from financing activities:
Net cash provided by financing activities		(1,525,185)	(18,358,547)	2,972,089
Net change in cash and cash equivalents		1,098,291	(6,276,993)	17,358,134
Cash and cash equivalents at the beginning of the year		18,931,215	25,208,208	7,850,074
Cash and cash equivalents at end of period	$ 20,029,506	$ 20,029,506	$ 18,931,215	$ 25,208,208
Heidmar Maritime Holdings Corp.
Cash flows from operating activities:
Net loss	(915,995)
Net changes in operating assets & liabilities:
Accrued expenses	742,598
Net cash used in operating activities	(173,397)
Cash flows from financing activities:
Advances from parent company	173,397
Net cash provided by financing activities	$ 173,397